Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	Pop Culture Group Co., Ltd
Trading Symbol	CPOP
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001807389
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40543
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	No. 168 Fengqi RoadJimei District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	No. 168 Fengqi RoadJimei District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Contact Personnel Name	Zhuoqin Huang,
Contact Personnel Email Address	ceo@cpop.cn
City Area Code	86-0592
Entity Address, Postal Zip Code	00000
Local Phone Number	5968189
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	18,286,923
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,763,077